Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Continuing operation
Net loss	$ (1,115)	$ (1,779)
Adjustments to reconcile net income/(loss) to net cash generated from operating activities:
Depreciation	1,674	650
Impairment losses on digital assets		730
Equity income on equity method investments	(1)	(10)
Share-based compensation expenses	138	761
Changes in operating assets and liabilities:
Increase in accounts receivable	3,417
Decrease in prepayments and other current assets	1,531	420
Change of digital assets	17	(1,630)
Decrease in accrued expenses and other payables	50
Decrease in accounts payable	(3,300)
Net cash flow used in operating activities from discontinued operation		(19,327)
Net cash flow generated from/(used in) operating activities	2,411	(20,185)
Continuing operation
Purchases of property and equipment	(1,827)	(9,293)
Purchase of short-term investments		(1,895)
Net cash generated from investing activities from discontinued operation		10,703
Net cash used in investing activities	(1,827)	(485)
Continuing operation
Repayment of advances from related parties		1,818
Repayment of Short term loans	(417)
Net cash used in financing activities from discontinued operation		(3,661)
Net cash generated from/(used in) financing activities	(417)	(1,843)
Net increase/(decrease) in cash and cash equivalents from continuing operation	167	(10,228)
Net decrease in cash and cash equivalents and restricted cash from discontinued operation		(12,285)
Cash and cash equivalents and restricted cash at the beginning of the period for continuing operation	48	10,622	$ 10,622
Cash and cash equivalents and restricted cash at the beginning of the period- for discontinued operation		15,840	15,840
Cash and cash equivalents and restricted cash at the end of the period for continuing operation	215	394	48
Cash and cash equivalents and restricted cash at the end of the period for discontinued operation		3,555
Continuing operation
Interest paid	50
Discontinued operation
Interest paid		3
Income tax paid		95
Supplemental disclosure of cash and cash equivalents and restricted cash:
Cash and cash equivalents	215	1,988
Restricted cash		1,961
Total cash, cash equivalents, and restricted cash shown in the consolidated statements of cash flows	$ 215	$ 3,949